Segment information - Organic cash flow from telecom activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	€ 10,159	€ 9,506	€ 10,174
Purchases (sales) of property, plant and equipment and intangible assets	(7,582)	(7,692)	(7,378)
Lease liabilities repayment	(1,398)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net cash provided by operating activities (telecom activities)	10,983	9,672	9,902
Purchases (sales) of property, plant and equipment and intangible assets	(7,555)	(7,655)	(7,311)
Lease liabilities repayment	(1,395)
Finance leases liabilities repayments		(123)	(96)
Debts relating to financed assets repayments	(17)
Elimination of telecommunication licenses paid	334	422	617
Elimination of significant litigation paid (and received)	(5)	174	30
Organic cash flow from telecom activities	€ 2,345	€ 2,490	€ 3,142